Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of weighted average inputs of fair value of options granted [Text Block]
The weighted average inputs used in computing the fair value of options granted were as follows:

	Grants made on
	July 10, 2017		May 11, 2017		November 15, 2016		September 20, 2016		July 26, 2016
Expected volatility		30.86%		30.08%		32.77%		32.92%		29.88%
Exercise price	Rs.	5.00	Rs.	5.00	Rs.	5.00	Rs.	5.00	Rs.	5.00
Option life		2.5 Years		2.5 Years		2.5 Years		2.5 Years		2.5 Years
Risk-free interest rate		6.48%		6.69%		6.27%		6.81%		6.91%
Expected dividends		0.77%		0.77%		0.60%		0.60%		0.60%
Grant date share price	Rs.	2,726.20	Rs.	2,594.00	Rs.	3,310.70	Rs.	3,157.80	Rs.	3,319.65

Disclosure of detailed information about share based payment expense [Text Block]
Share-based payment expense

	For the Year Ended March 31,
	2018	2017	2016
Cash settled share-based payment expense(1)	28	48	29
Equity settled share-based payment expense(2)	454	350	442
	482	398	471

(1)
Certain of the Company’s employees are eligible for share-based payment awards that are settled in cash. These awards entitle the employees to a cash payment, on the exercise date, subject to vesting upon satisfaction of certain service conditions which range from 1 to 4 years. The amount of cash payment is determined based on the price of the Company’s ADSs at the time of exercise. As of March 31, 2018, there was Rs.67 of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.96 years. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.

(2)	As of March 31, 2018, there was Rs.313 of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.98 years.

DRL 2002 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Number of Options Reserved [Text Block]
After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102

Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
Category A — Fair Market Value Options: There was no activity under this category during the years ended March 31, 2018 and 2017, and there were no options outstanding under this category as of March 31, 2018 and March 31, 2017.

	For the Year Ended March 31, 2018
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	330,142	Rs.	5.00	Rs.	5.00	69
Granted during the year	158,112		5.00		5.00	90
Expired/forfeited during the year	(23,318)		5.00		5.00	-
Exercised during the year	(144,392)		5.00		5.00	-
Outstanding at the end of the year	320,544	Rs.	5.00	Rs.	5.00	70
Exercisable at the end of the year	47,383	Rs.	5.00	Rs.	5.00	49

	For the Year Ended March 31, 2017
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	427,348	Rs.	5.00	Rs.	5.00	72
Granted during the year	103,136		5.00		5.00	90
Expired/forfeited during the year	(22,597)		5.00		5.00	-
Exercised during the year	(177,745)		5.00		5.00	-
Outstanding at the end of the year	330,142	Rs.	5.00	Rs.	5.00	69
Exercisable at the end of the year	40,882	Rs.	5.00	Rs.	5.00	38

DRL 2007 Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
Stock options activity for category B options under the DRL 2007 Plan during the years ended March 31, 2018 and 2017 is as follows:

	For the Year Ended March 31, 2018
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	88,141	Rs.	5.00	Rs.	5.00	74
Granted during the year	63,304		5.00		5.00	90
Expired/forfeited during the year	(19,335)		5.00		5.00	-
Exercised during the year	(24,802)		5.00		5.00	-
Outstanding at the end of the year	107,308	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	11,034	Rs.	5.00	Rs.	5.00	47

	For the Year Ended March 31, 2017
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	92,043	Rs.	5.00	Rs.	5.00	79
Granted during the year	52,956		5.00		5.00	90
Expired/forfeited during the year	(23,039)		5.00		5.00	-
Exercised during the year	(33,819)		5.00		5.00	-
Outstanding at the end of the year	88,141	Rs.	5.00	Rs.	5.00	74
Exercisable at the end of the year	6,517	Rs.	5.00	Rs.	5.00	43